Deferred Tax Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Tax Assets [Abstract]
Deferred tax assets

13. Deferred tax assets

The followings presented the category of deferred tax assets recognized by the Group and movements thereon:

	Tax losses	Depreciation	Others	Total
	USD’000	USD’000	USD’000	USD’000
As of January 1, 2025 (audited)	82	517	(3)	596
(Charged) Credit for the period	—	102	13	115
Exchange adjustments	2	11	(1)	12
As of June 30, 2025 (unaudited)	84	630	9	723

14. Deferred tax assets

The followings presented the category of deferred tax assets recognized by the Group and movements thereon:

	Tax losses	Depreciation	Others	Total
	USD’000	USD’000	USD’000	USD’000
As of 1/1/2023	86	197	10	293
Credit for the year	—	166	35	201
Exchange adjustments	(2)	(5)	1	(6)

As of 31/12/2023	84	358	46	488
Credit for the year	—	172	(49)	123
Exchange adjustments	(2)	(13)	—	(15)
As of 31/12/2024	82	517	(3)	596